VESSELS UNDER FINANCE LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2019
Leases, Capital [Abstract]
Schedule of Book Value of Leased Assets
Movements in the three years ended December 31, 2019 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2016	607,449	(71,016)	536,433
Impairment loss	(187,379)	4,727
Lease termination	(61,075)	23,192
Depreciation	—	(64,200)
Balance at December 31, 2017	358,995	(107,297)	251,698
Lease termination	(218,494)	83,601
Depreciation	—	(26,129)
Balance at December 31, 2018	140,501	(49,825)	90,676
Additions	343,564	—
Depreciation	—	(15,850)
Balance at December 31, 2019	484,065	(65,675)	418,390

Schedule of Finance Lease Maturities
The outstanding obligations under finance leases as of December 31, 2019 are payable as follows:

(in thousands of $)
2020	291,964
2021	17,557
2022	16,419
2023	17,557
2024	16,468
Thereafter	25,920
Minimum lease payments	385,885
Less: imputed interest	(25,975)
Present value of obligations under finance leases	359,910

Vessels Under Terminated Finance Leases
The following table sets forth certain details of vessel lease terminations in the years ended December 31, 2018 and December 31, 2017. There were no lease terminations in the year ended December 31, 2019:

(in thousands of $)
Vessel	Year	Termination agreed	Termination date	Termination (payment)/ receipt	Gain/ (loss) on termination

Front Circassia	2018	February 2018	February 2018	(8,891)	(5,811)
Front Page	2018	June 2018	July 2018	(3,375)	2,638
Front Stratus	2018	June 2018	August 2018	(3,375)	2,144
Front Serenade	2018	June 2018	September 2018	(3,375)	2,426
Front Ariake	2018	October 2018	October 2018	(3,375)	3,523
Front Falcon	2018	November 2018	December 2018	—	5,404
Vessels terminated in 2018				(22,391)	10,324

Front Ardenne	2017	July 2017	August 2017	(4,853)	(5,824)
Front Scilla	2017	May 2017	June 2017	(6,465)	(7,341)
Front Brabant	2017	May 2017	May 2017	(3,578)	(5,021)
Front Century	2017	November 2016	March 2017	(4,110)	20,565
Vessels terminated in 2017				(19,006)	2,379